Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000129315
Shareholder Report [Line Items]
Fund Name	BlackRock Short Obligations Fund
Class Name	Institutional Shares
Trading Symbol	BISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Although inflation came down over the course of the annual period, it remained above the U.S. Federal Reserve’s (the “Fed”) stated 2% target.

  The Fed responded by keeping short-term interest rates in a range of 5.25% to 5.50%.

  The central bank’s decision to keep rates elevated translated to attractive yields on short-term debt.

What contributed to performance?

During the reporting period, the Fund’s duration and yield curve positioning contributed positively. The Fund’s sector allocations were also a source of positive contribution.

What detracted from performance?

At a time of positive returns for the broader asset class, no aspect of the Fund's positioning was a significant detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 14	10,004	10,110	10,002
Sep 14	10,008	10,042	10,003
Oct 14	10,012	10,140	10,003
Nov 14	10,016	10,212	10,003
Dec 14	10,011	10,222	10,005
Jan 15	10,025	10,436	10,008
Feb 15	10,020	10,338	10,009
Mar 15	10,024	10,386	10,009
Apr 15	10,029	10,349	10,013
May 15	10,035	10,324	10,014
Jun 15	10,040	10,211	10,016
Jul 15	10,045	10,282	10,015
Aug 15	10,050	10,268	10,016
Sep 15	10,055	10,337	10,026
Oct 15	10,059	10,339	10,023
Nov 15	10,065	10,311	10,022
Dec 15	10,061	10,278	10,027
Jan 16	10,067	10,420	10,035
Feb 16	10,074	10,494	10,039
Mar 16	10,103	10,590	10,048
Apr 16	10,110	10,630	10,055
May 16	10,118	10,633	10,056
Jun 16	10,125	10,824	10,068
Jul 16	10,143	10,893	10,071
Aug 16	10,152	10,880	10,072
Sep 16	10,160	10,874	10,081
Oct 16	10,169	10,791	10,087
Nov 16	10,178	10,535	10,089
Dec 16	10,192	10,550	10,094
Jan 17	10,201	10,571	10,102
Feb 17	10,221	10,642	10,107
Mar 17	10,221	10,636	10,107
Apr 17	10,232	10,719	10,115
May 17	10,253	10,801	10,121
Jun 17	10,264	10,790	10,131
Jul 17	10,275	10,837	10,141
Aug 17	10,286	10,934	10,155
Sep 17	10,297	10,882	10,162
Oct 17	10,299	10,888	10,172
Nov 17	10,311	10,874	10,180
Dec 17	10,316	10,924	10,191
Jan 18	10,319	10,798	10,202
Feb 18	10,333	10,696	10,208
Mar 18	10,338	10,764	10,223
Apr 18	10,354	10,684	10,238
May 18	10,383	10,761	10,255
Jun 18	10,392	10,747	10,272
Jul 18	10,412	10,750	10,289
Aug 18	10,443	10,819	10,309
Sep 18	10,463	10,749	10,323
Oct 18	10,475	10,664	10,342
Nov 18	10,497	10,728	10,363
Dec 18	10,513	10,925	10,386
Jan 19	10,559	11,041	10,410
Feb 19	10,581	11,035	10,429
Mar 19	10,617	11,247	10,454
Apr 19	10,630	11,250	10,476
May 19	10,664	11,449	10,501
Jun 19	10,698	11,593	10,530
Jul 19	10,720	11,619	10,550
Aug 19	10,753	11,920	10,578
Sep 19	10,773	11,856	10,596
Oct 19	10,793	11,892	10,623
Nov 19	10,811	11,886	10,635
Dec 19	10,829	11,878	10,653
Jan 20	10,858	12,106	10,669
Feb 20	10,874	12,324	10,697
Mar 20	10,782	12,251	10,752
Apr 20	10,882	12,469	10,753
May 20	10,926	12,527	10,750
Jun 20	10,946	12,606	10,752
Jul 20	10,965	12,795	10,756
Aug 20	10,971	12,691	10,757
Sep 20	10,966	12,684	10,759
Oct 20	10,971	12,628	10,761
Nov 20	10,975	12,752	10,763
Dec 20	10,979	12,769	10,764
Jan 21	10,982	12,678	10,765
Feb 21	10,985	12,495	10,767
Mar 21	10,977	12,338	10,769
Apr 21	10,979	12,436	10,770
May 21	10,993	12,477	10,771
Jun 21	10,985	12,564	10,770
Jul 21	10,987	12,705	10,771
Aug 21	10,989	12,681	10,772
Sep 21	10,992	12,571	10,773
Oct 21	10,983	12,567	10,773
Nov 21	10,974	12,604	10,773
Dec 21	10,977	12,572	10,774
Jan 22	10,958	12,301	10,768
Feb 22	10,949	12,164	10,767
Mar 22	10,909	11,826	10,764
Apr 22	10,902	11,377	10,767
May 22	10,920	11,451	10,780
Jun 22	10,896	11,271	10,772
Jul 22	10,931	11,547	10,782
Aug 22	10,947	11,220	10,797
Sep 22	10,933	10,735	10,814
Oct 22	10,956	10,596	10,832
Nov 22	11,004	10,986	10,871
Dec 22	11,046	10,937	10,918
Jan 23	11,113	11,273	10,955
Feb 23	11,135	10,982	10,986
Mar 23	11,171	11,260	11,045
Apr 23	11,230	11,329	11,083
May 23	11,270	11,205	11,110
Jun 23	11,298	11,165	11,163
Jul 23	11,363	11,158	11,209
Aug 23	11,419	11,086	11,260
Sep 23	11,452	10,805	11,310
Oct 23	11,511	10,634	11,361
Nov 23	11,581	11,116	11,420
Dec 23	11,654	11,541	11,479
Jan 24	11,704	11,510	11,529
Feb 24	11,739	11,347	11,570
Mar 24	11,789	11,452	11,621
Apr 24	11,838	11,162	11,668
May 24	11,888	11,352	11,723
Jun 24	11,949	11,459	11,772
Jul 24	12,023	11,727	11,832

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	5.80%	2.32%	1.86%
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
ICE BofA 6-Month U.S. Treasury Bill Index...
	5.58	2.32	1.70

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,133,264,082
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 1,584,361
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,133,264,082
Number of Portfolio Holdings...
239
Net Investment Advisory Fees...
$1,584,361
Portfolio Turnover Rate...
34%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Investment Type	Percent of Net Assets
Corporate Bonds...
37.0%
Asset-Backed Securities...
5.5
U.S. Treasury Obligations...
1.6
Municipal Bonds...
0.3
Foreign Agency Obligations...
0.2
Short-Term Securities...
56.0
Liabilities in Excess of Other Assets...
(0.6)
Percent of Net Assets
1-7 days...
7.5%
8-14 days...
6.1
15-30 days...
3.9
31-60 days...
8.5
61-90 days...
10.6
91-120 days...
10.2
121-150 days...
1.5
>150 days...
51.7

C000198747
Shareholder Report [Line Items]
Fund Name	BlackRock Short Obligations Fund
Class Name	Investor A Shares
Trading Symbol	BASOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Although inflation came down over the course of the annual period, it remained above the U.S. Federal Reserve’s (the “Fed”) stated 2% target.

  The Fed responded by keeping short-term interest rates in a range of 5.25% to 5.50%.

  The central bank’s decision to keep rates elevated translated to attractive yields on short-term debt.

What contributed to performance?

During the reporting period, the Fund’s duration and yield curve positioning contributed positively. The Fund’s sector allocations were also a source of positive contribution.

What detracted from performance?

At a time of positive returns for the broader asset class, no aspect of the Fund's positioning was a significant detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 14	10,001	10,110	10,002
Sep 14	9,993	10,042	10,003
Oct 14	9,994	10,140	10,003
Nov 14	9,996	10,212	10,003
Dec 14	9,997	10,222	10,005
Jan 15	9,999	10,436	10,008
Feb 15	10,001	10,338	10,009
Mar 15	10,003	10,386	10,009
Apr 15	10,005	10,349	10,013
May 15	10,007	10,324	10,014
Jun 15	10,010	10,211	10,016
Jul 15	10,012	10,282	10,015
Aug 15	10,004	10,268	10,016
Sep 15	10,016	10,337	10,026
Oct 15	10,018	10,339	10,023
Nov 15	10,021	10,311	10,022
Dec 15	10,014	10,278	10,027
Jan 16	10,018	10,420	10,035
Feb 16	10,022	10,494	10,039
Mar 16	10,047	10,590	10,048
Apr 16	10,052	10,630	10,055
May 16	10,057	10,633	10,056
Jun 16	10,072	10,824	10,068
Jul 16	10,077	10,893	10,071
Aug 16	10,083	10,880	10,072
Sep 16	10,089	10,874	10,081
Oct 16	10,105	10,791	10,087
Nov 16	10,112	10,535	10,089
Dec 16	10,112	10,550	10,094
Jan 17	10,119	10,571	10,102
Feb 17	10,136	10,642	10,107
Mar 17	10,144	10,636	10,107
Apr 17	10,152	10,719	10,115
May 17	10,161	10,801	10,121
Jun 17	10,169	10,790	10,131
Jul 17	10,178	10,837	10,141
Aug 17	10,187	10,934	10,155
Sep 17	10,196	10,882	10,162
Oct 17	10,205	10,888	10,172
Nov 17	10,215	10,874	10,180
Dec 17	10,218	10,924	10,191
Jan 18	10,219	10,798	10,202
Feb 18	10,220	10,696	10,208
Mar 18	10,233	10,764	10,223
Apr 18	10,248	10,684	10,238
May 18	10,264	10,761	10,255
Jun 18	10,281	10,747	10,272
Jul 18	10,298	10,750	10,289
Aug 18	10,317	10,819	10,309
Sep 18	10,335	10,749	10,323
Oct 18	10,354	10,664	10,342
Nov 18	10,363	10,728	10,363
Dec 18	10,388	10,925	10,386
Jan 19	10,421	11,041	10,410
Feb 19	10,442	11,035	10,429
Mar 19	10,475	11,247	10,454
Apr 19	10,496	11,250	10,476
May 19	10,529	11,449	10,501
Jun 19	10,560	11,593	10,530
Jul 19	10,570	11,619	10,550
Aug 19	10,600	11,920	10,578
Sep 19	10,618	11,856	10,596
Oct 19	10,647	11,892	10,623
Nov 19	10,652	11,886	10,635
Dec 19	10,669	11,878	10,653
Jan 20	10,695	12,106	10,669
Feb 20	10,720	12,324	10,697
Mar 20	10,628	12,251	10,752
Apr 20	10,725	12,469	10,753
May 20	10,766	12,527	10,750
Jun 20	10,784	12,606	10,752
Jul 20	10,790	12,795	10,756
Aug 20	10,794	12,691	10,757
Sep 20	10,797	12,684	10,759
Oct 20	10,800	12,628	10,761
Nov 20	10,791	12,752	10,763
Dec 20	10,792	12,769	10,764
Jan 21	10,794	12,678	10,765
Feb 21	10,794	12,495	10,767
Mar 21	10,795	12,338	10,769
Apr 21	10,796	12,436	10,770
May 21	10,796	12,477	10,771
Jun 21	10,796	12,564	10,770
Jul 21	10,797	12,705	10,771
Aug 21	10,797	12,681	10,772
Sep 21	10,786	12,571	10,773
Oct 21	10,776	12,567	10,773
Nov 21	10,776	12,604	10,773
Dec 21	10,765	12,572	10,774
Jan 22	10,755	12,301	10,768
Feb 22	10,734	12,164	10,767
Mar 22	10,703	11,826	10,764
Apr 22	10,694	11,377	10,767
May 22	10,710	11,451	10,780
Jun 22	10,684	11,271	10,772
Jul 22	10,705	11,547	10,782
Aug 22	10,719	11,220	10,797
Sep 22	10,714	10,735	10,814
Oct 22	10,724	10,596	10,832
Nov 22	10,769	10,986	10,871
Dec 22	10,819	10,937	10,918
Jan 23	10,872	11,273	10,955
Feb 23	10,891	10,982	10,986
Mar 23	10,935	11,260	11,045
Apr 23	10,980	11,329	11,083
May 23	11,017	11,205	11,110
Jun 23	11,054	11,165	11,163
Jul 23	11,104	11,158	11,209
Aug 23	11,156	11,086	11,260
Sep 23	11,197	10,805	11,310
Oct 23	11,241	10,634	11,361
Nov 23	11,308	11,116	11,420
Dec 23	11,377	11,541	11,479
Jan 24	11,435	11,510	11,529
Feb 24	11,467	11,347	11,570
Mar 24	11,514	11,452	11,621
Apr 24	11,548	11,162	11,668
May 24	11,606	11,352	11,723
Jun 24	11,652	11,459	11,772
Jul 24	11,722	11,727	11,832

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	5.56%	2.09%	1.60%
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
ICE BofA 6-Month U.S. Treasury Bill Index...
	5.58	2.32	1.70

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,133,264,082
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 1,584,361
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,133,264,082
Number of Portfolio Holdings...
239
Net Investment Advisory Fees...
$1,584,361
Portfolio Turnover Rate...
34%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Investment Type	Percent of Net Assets
Corporate Bonds...
37.0%
Asset-Backed Securities...
5.5
U.S. Treasury Obligations...
1.6
Municipal Bonds...
0.3
Foreign Agency Obligations...
0.2
Short-Term Securities...
56.0
Liabilities in Excess of Other Assets...
(0.6)
Percent of Net Assets
1-7 days...
7.5%
8-14 days...
6.1
15-30 days...
3.9
31-60 days...
8.5
61-90 days...
10.6
91-120 days...
10.2
121-150 days...
1.5
>150 days...
51.7

C000119004
Shareholder Report [Line Items]
Fund Name	BlackRock Short Obligations Fund
Class Name	Class K Shares
Trading Symbol	BBSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Obligations Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Although inflation came down over the course of the annual period, it remained above the U.S. Federal Reserve’s (the “Fed”) stated 2% target.

  The Fed responded by keeping short-term interest rates in a range of 5.25% to 5.50%.

  The central bank’s decision to keep rates elevated translated to attractive yields on short-term debt.

What contributed to performance?

During the reporting period, the Fund’s duration and yield curve positioning contributed positively. The Fund’s sector allocations were also a source of positive contribution.

What detracted from performance?

At a time of positive returns for the broader asset class, no aspect of the Fund's positioning was a significant detractor.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 6-Month U.S. Treasury Bill Index
Aug 14	10,004	10,110	10,002
Sep 14	9,998	10,042	10,003
Oct 14	10,003	10,140	10,003
Nov 14	10,007	10,212	10,003
Dec 14	10,012	10,222	10,005
Jan 15	10,017	10,436	10,008
Feb 15	10,021	10,338	10,009
Mar 15	10,026	10,386	10,009
Apr 15	10,031	10,349	10,013
May 15	10,036	10,324	10,014
Jun 15	10,042	10,211	10,016
Jul 15	10,047	10,282	10,015
Aug 15	10,042	10,268	10,016
Sep 15	10,057	10,337	10,026
Oct 15	10,062	10,339	10,023
Nov 15	10,068	10,311	10,022
Dec 15	10,064	10,278	10,027
Jan 16	10,071	10,420	10,035
Feb 16	10,078	10,494	10,039
Mar 16	10,106	10,590	10,048
Apr 16	10,114	10,630	10,055
May 16	10,122	10,633	10,056
Jun 16	10,140	10,824	10,068
Jul 16	10,148	10,893	10,071
Aug 16	10,157	10,880	10,072
Sep 16	10,166	10,874	10,081
Oct 16	10,185	10,791	10,087
Nov 16	10,195	10,535	10,089
Dec 16	10,198	10,550	10,094
Jan 17	10,208	10,571	10,102
Feb 17	10,228	10,642	10,107
Mar 17	10,240	10,636	10,107
Apr 17	10,250	10,719	10,115
May 17	10,262	10,801	10,121
Jun 17	10,273	10,790	10,131
Jul 17	10,285	10,837	10,141
Aug 17	10,297	10,934	10,155
Sep 17	10,309	10,882	10,162
Oct 17	10,322	10,888	10,172
Nov 17	10,335	10,874	10,180
Dec 17	10,341	10,924	10,191
Jan 18	10,346	10,798	10,202
Feb 18	10,349	10,696	10,208
Mar 18	10,366	10,764	10,223
Apr 18	10,383	10,684	10,238
May 18	10,412	10,761	10,255
Jun 18	10,421	10,747	10,272
Jul 18	10,442	10,750	10,289
Aug 18	10,473	10,819	10,309
Sep 18	10,494	10,749	10,323
Oct 18	10,506	10,664	10,342
Nov 18	10,528	10,728	10,363
Dec 18	10,545	10,925	10,386
Jan 19	10,591	11,041	10,410
Feb 19	10,615	11,035	10,429
Mar 19	10,640	11,247	10,454
Apr 19	10,665	11,250	10,476
May 19	10,700	11,449	10,501
Jun 19	10,734	11,593	10,530
Jul 19	10,757	11,619	10,550
Aug 19	10,780	11,920	10,578
Sep 19	10,801	11,856	10,596
Oct 19	10,832	11,892	10,623
Nov 19	10,841	11,886	10,635
Dec 19	10,860	11,878	10,653
Jan 20	10,890	12,106	10,669
Feb 20	10,918	12,324	10,697
Mar 20	10,826	12,251	10,752
Apr 20	10,928	12,469	10,753
May 20	10,973	12,527	10,750
Jun 20	10,993	12,606	10,752
Jul 20	11,002	12,795	10,756
Aug 20	11,009	12,691	10,757
Sep 20	11,015	12,684	10,759
Oct 20	11,020	12,628	10,761
Nov 20	11,025	12,752	10,763
Dec 20	11,029	12,769	10,764
Jan 21	11,033	12,678	10,765
Feb 21	11,025	12,495	10,767
Mar 21	11,029	12,338	10,769
Apr 21	11,032	12,436	10,770
May 21	11,036	12,477	10,771
Jun 21	11,039	12,564	10,770
Jul 21	11,042	12,705	10,771
Aug 21	11,045	12,681	10,772
Sep 21	11,036	12,571	10,773
Oct 21	11,039	12,567	10,773
Nov 21	11,031	12,604	10,773
Dec 21	11,024	12,572	10,774
Jan 22	11,016	12,301	10,768
Feb 22	10,997	12,164	10,767
Mar 22	10,968	11,826	10,764
Apr 22	10,962	11,377	10,767
May 22	10,980	11,451	10,780
Jun 22	10,957	11,271	10,772
Jul 22	10,981	11,547	10,782
Aug 22	10,998	11,220	10,797
Sep 22	10,996	10,735	10,814
Oct 22	11,008	10,596	10,832
Nov 22	11,057	10,986	10,871
Dec 22	11,112	10,937	10,918
Jan 23	11,169	11,273	10,955
Feb 23	11,191	10,982	10,986
Mar 23	11,239	11,260	11,045
Apr 23	11,288	11,329	11,083
May 23	11,329	11,205	11,110
Jun 23	11,369	11,165	11,163
Jul 23	11,424	11,158	11,209
Aug 23	11,480	11,086	11,260
Sep 23	11,526	10,805	11,310
Oct 23	11,574	10,634	11,361
Nov 23	11,645	11,116	11,420
Dec 23	11,719	11,541	11,479
Jan 24	11,770	11,510	11,529
Feb 24	11,807	11,347	11,570
Mar 24	11,858	11,452	11,621
Apr 24	11,907	11,162	11,668
May 24	11,970	11,352	11,723
Jun 24	12,020	11,459	11,772
Jul 24	12,096	11,727	11,832

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	5.88%	2.37%	1.92%
Bloomberg U.S. Aggregate Bond Index...
	5.10	0.19	1.61
ICE BofA 6-Month U.S. Treasury Bill Index...
	5.58	2.32	1.70

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 1,133,264,082
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 1,584,361
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,133,264,082
Number of Portfolio Holdings...
239
Net Investment Advisory Fees...
$1,584,361
Portfolio Turnover Rate...
34%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Investment Type	Percent of Net Assets
Corporate Bonds...
37.0%
Asset-Backed Securities...
5.5
U.S. Treasury Obligations...
1.6
Municipal Bonds...
0.3
Foreign Agency Obligations...
0.2
Short-Term Securities...
56.0
Liabilities in Excess of Other Assets...
(0.6)
Percent of Net Assets
1-7 days...
7.5%
8-14 days...
6.1
15-30 days...
3.9
31-60 days...
8.5
61-90 days...
10.6
91-120 days...
10.2
121-150 days...
1.5
>150 days...
51.7